Discontinued Operations (Details) - Schedule of consolidated statements of comprehensive loss - Business Combinations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue	¥ 317,844	¥ 728,996	¥ 897,035
Cost of sales	(191,735)	(483,701)	(607,077)
Sales and marketing	(78,839)	(250,850)	(310,433)
General and administrative	(93,124)	(334,693)	(340,277)
Research and development expenses	(6,817)	(18,413)	(31,878)
Other expense that are not major	10,968	(35,773)	(2,558)
Loss from discontinued operations, before income tax	(41,703)	(394,434)	(395,188)
Income tax expense	(817)	20,239	(5,803)
Loss from discontinued operations, net of income tax	(42,520)	(374,195)	(400,991)
Gain on deconsolidation of the subsidiary, net of income tax	74,728
Net loss from discontinued operations, net of income tax	¥ 32,208	¥ (374,195)	¥ (400,991)